Gain on Debt Extinguishment	12 Months Ended
Dec. 31, 2016
Gain On Debt Extinguishment
Gain on Debt Extinguishment

Note 17 – Gain on Debt Extinguishment

The Company recognized debt forgiveness in the total amount of $165,615 and $11,282 during the years ended December 31, 2016 and 2015, respectively, as presented in other income within the Statements of Operations.

Debt Extinguishments (2016)

On November 3, 2016, $92,110 of outstanding debts, consisting of $62,409 of principal and $29,701 of interest, was forgiven on outstanding debts owed to Vista Capital Investments, LLC.

On September 22, 2016, the Company entered into a payoff agreement to pay WHC Capital, LLC a total of $100,000 in five installments ranging between $15,000 and $25,000 payable from October 21, 2016 through February 21, 2017 in satisfaction of a total of $114,002 of principal and unpaid interest on two convertible notes originally entered into with WHC on August 24, 2015 and August 19, 2014, resulting in a gain of $14,002 on debt extinguishment. In addition, $20,000 of outstanding debts, consisting of $12,980 of principal and $7,020 of interest, was forgiven on outstanding debts owed to Vista Capital Investments, LLC, which is a company under common control with WHC Capital.

On March 2, 2016, the Company repaid $30,000 of principal on the First Collier Note, and an additional $20,000 of principal was forgiven on the Second Vista Capital Note that are held by common ownership.

On January 21, 2016, the Company entered into a settlement agreement with Tangiers Investment Group. Pursuant to the agreement, the Company is obligated to repay a total of $80,000 in various monthly installments of between $6,000 and $20,000 from February 8, 2016 through June 26, 2016 in satisfaction of a total of approximately $85,820, consisting of $75,500 of principal and $10,320 of interest on the First and Second Tangiers Notes, resulting in a gain of $5,820 on debt extinguishment. The convertible promissory notes were subsequently cancelled as paid in full on August 30, 2016.

On January 6, 2016, the Company repaid the first and second TJC convertible notes with an aggregate payment of $51,000 in satisfaction of a total of approximately $50,890 of principal and $1,229 of interest, resulting in a gain of $1,119 on the debt extinguishment. The convertible promissory notes were subsequently cancelled as paid in full.

On January 4, 2016, the Company entered into a settlement agreement with JSJ Investments. Pursuant to the agreement, the Company is obligated to repay a total of $70,000 in six monthly installments of approximately $11,667 from January 21, 2016 through June 21, 2016 in satisfaction of a total of approximately $82,564, consisting of $75,000 of principal and $7,564 of interest on the First JSJ Note, resulting in a gain of $12,564 on debt extinguishment. The convertible promissory note was subsequently cancelled as paid in full on June 21, 2016.

The Company and one of our lenders entered into a settlement agreement whereby an outstanding $35,000 promissory note was satisfied with the successful payment of $32,500, consisting of four equal payments of $8,125, which were delivered on June 27, 2014, August 26, 2014, November 17, 2014 and February 2, 2015, resulting in a $6,482 gain on settlement, consisting of $2,500 of principal and $3,982 of accrued interest, as presented in other income at September 30, 2016.

Debt Extinguishments (2015)

On December 29, 2015, we settled outstanding trade accounts payable in the total amount of $7,500 with the issuance of 1,500,000 shares of common stock valued at $2,700. The creditor forgave the remaining $4,800, resulting in a gain on debt settlements of $4,800 as presented in other income at December 31, 2015.

The Company and one of our lenders entered into a settlement agreement whereby an outstanding $35,000 promissory note was satisfied with the successful payment of $32,500, consisting of four equal payments of $8,125, which were delivered on June 27, 2014, August 26, 2014, November 17, 2014 and February 2, 2015, resulting in a $6,482 gain on settlement, consisting of $2,500 of principal and $3,982 of accrued interest, as presented in other income at December 31, 2015.